Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Current Assets
Cash and cash equivalents	$ 134.6	$ 162.1	$ 188.0
Restricted cash	10.0
Accounts receivable	142.0	111.5	107.0
Inventories	59.2	46.9	49.5
Recoverable from the U.S. government and other third parties for environmental remediation costs	22.3	22.3	23.6
Receivable from Northrop Grumman Corporation ("Northrop")	6.0	6.0	6.0
Other receivables, prepaid expenses and other	9.2	16.8	21.5
Income taxes	2.4	2.5	5.3
Total Current Assets	385.7	368.1	400.9
Noncurrent Assets
Restricted cash	460.0
Property, plant and equipment, net	155.9	143.9	126.9
Real estate held for entitlement and leasing	71.8	70.2	63.3
Recoverable from the U.S. government and other third parties for environmental remediation costs	97.7	107.9	114.1
Receivable from Northrop	69.5	69.3	66.3
Goodwill	94.9	94.9	94.9
Intangible assets	13.1	13.9	15.4
Other noncurrent assets, net	62.5	51.1	57.7
Total Noncurrent Assets	1,025.4	551.2	538.6
Total assets	1,411.1	919.3	939.5
Current Liabilities
Short-term borrowings and current portion of long-term debt	2.8	2.7	2.8
Accounts payable	73.4	56.1	33.8
Reserves for environmental remediation costs	41.6	39.5	40.7
Postretirement medical and life benefits	7.5	7.5	6.8
Advance payments on contracts	95.4	100.1	108.5
Income taxes	0.3
Deferred income taxes	10.5	9.4	3.1
Other current liabilities	126.3	103.3	104.1
Total current liabilities	357.8	318.6	299.8
Noncurrent Liabilities
Senior debt	43.8	45.0	47.5
Second-priority senior notes	460.0		75.0
Convertible subordinated notes	200.2	200.2	200.2
Other debt	0.6	0.8	0.9
Deferred income taxes	2.5	2.2	4.5
Reserves for environmental remediation costs	139.9	150.0	149.9
Pension benefits	439.1	454.5	236.4
Postretirement medical and life benefits	66.7	68.3	68.4
Other noncurrent liabilities	67.4	68.5	64.1
Total Noncurrent Liabilities	1,420.2	989.5	846.9
Total Liabilities	1,778.0	1,308.1	1,146.7
Commitments and contingencies
Redeemable common stock, value	2.7	3.9	4.4
Shareholders' Deficit
Preference stock, value
Common stock, value	5.9	5.9	5.9
Other capital	272.7	269.6	261.2
Accumulated deficit	(207.7)	(181.9)	(179.3)
Accumulated other comprehensive loss, net of income taxes	(440.5)	(486.3)	(299.4)
Total Shareholders' Deficit	(369.6)	(392.7)	(211.6)
Total Liabilities, Redeemable Common Stock and Shareholders' Deficit	$ 1,411.1	$ 919.3	$ 939.5